Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Temporary equity, shares outstanding	550,941	1,019,465
Temporary equity, redemption price per share (in Dollars per share)	$ 10.98	$ 10.29
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,500,000	2,500,000
Common stock, shares outstanding	2,500,000	2,500,000
Vaso Corporation and Subsidaries
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	185,627,383	185,435,965
Common stock, shares outstanding	175,319,296	175,127,878
Accounts and other receivables, net of an allowance for credit losses and commission adjustments (in Dollars)	$ 9,708	$ 6,947
Property and equipment, net of accumulated depreciation (in Dollars)	$ 10,358	$ 9,787
Treasury stock, at cost, shares	10,308,087	10,308,087